Statements of Changes in Net Assets Available for Benefits - SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in investments	$ 7,749,070	$ 6,117,762
Interest and dividends	1,079,360	909,676
Total investment income	8,828,430	7,027,438
Interest income on notes from participants	64,963	53,047
Contributions:
Employer	1,397,918	1,416,986
Participants	2,356,763	2,375,336
Rollover contributions	310,772	345,740
Total contributions	4,065,453	4,138,062
Other income	321	462
Total additions	12,959,167	11,219,009
Deductions from net assets attributed to:
Benefits paid to participants	4,590,128	4,046,070
Administrative expenses	370,822	338,253
Total deductions	4,960,950	4,384,323
Net increase in net assets available for benefits	7,998,217	6,834,686
Net assets available for benefits, Beginning of period	60,493,657	53,658,971
Net assets available for benefits, End of period	$ 68,491,874	$ 60,493,657